Equity (Summary of Stock Option Exercise Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of stock options exercised	$ 42	$ 44	$ 67
Cash received from exercise of stock options	84	121	156
Income tax benefit realized from stock options exercised	$ 15	$ 15	$ 24